CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive income/(loss) (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Condensed statements of comprehensive income/(loss)
Net income/(loss)	₽ 19,870	$ 221.5	₽ 39,465	₽ (14,669)
Foreign currency translation adjustment, net of tax of nil	(9,369)	(104.5)	7,966	(1,672)
Total other comprehensive income/(loss)	(7,723)	(86.1)	7,966	(1,672)
Comprehensive income/(loss) attributable to Yandex N.V.	12,187	135.9	47,530	(16,399)
Parent Company
Condensed statements of comprehensive income/(loss)
Net income/(loss)	19,870	221.5	39,465	(14,669)
Foreign currency translation adjustment, net of tax of nil	(9,329)	(104.0)	8,065	(1,730)
Total other comprehensive income/(loss)	(9,329)	(104.0)	8,065	(1,730)
Comprehensive income/(loss) attributable to Yandex N.V.	₽ 10,541	$ 117.5	₽ 47,530	₽ (16,399)